Mineral, Royalty and Other Interests - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 17, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / USD_per_Oz	Dec. 31, 2017 USD ($) $ / USD_per_Oz
Disclosure of property plant and equipment and exploration and evaluation [line items]
Acquisition of mineral, royalty and other interests			$ 46,031	$ 4,409
(Gain) on mineral interest disposal and other			498	4,848
Impairment of mineral, royalty and other interests			4,475	9,104
Coringa Project [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests				4,500
Recoverable amount of asset or cash-generating unit				$ 3,400
Fair value assumption used for life of mine, years				5 years
Fair value assumption commodity price used | $ / USD_per_Oz				1,300
Discount rate used in current measurement of fair value less costs of disposal				6.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal				Key assumptions used in the cash flow forecast were: a 5 year mine life, a long term gold price of $1,300 and a 6% discount rate.
Emigrant Springs [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests				$ 4,600
Recoverable amount of asset or cash-generating unit				$ 500
Fair value assumption commodity price used | $ / USD_per_Oz				1,300
Discount rate used in current measurement of fair value less costs of disposal				4.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal				Key assumptions used in the cash flow forecast were: a 1 - 3 year mine life, a long term gold price of $1,300 and a 4% discount rate.
Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests			4,500
Impairment of mineral, royalty and other interests, net of tax			3,200
Recoverable amount of asset or cash-generating unit			$ 2,500
Fair value assumption used for life of mine, years			3 years
Fair value assumption commodity price used | $ / USD_per_Oz			1,300
Discount rate used in current measurement of fair value less costs of disposal			4.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal			Key assumptions used in the cash flow forecast were a 3 year mine life, a long term gold price of $1,300 and a 4% discount rate.
Hounde [member] | BURKINA FASO
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	2.00%
Acquisition of mineral, royalty and other interests	$ 45,000
Koricancha Gold Stream [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value of financial instruments received on disposal		$ 4,300
(Gain) on mineral interest disposal and other		$ (400)
Bottom of Range [member] | Emigrant Springs [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption used for life of mine, years				1 year
Top of Range [member] | Emigrant Springs [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption used for life of mine, years				3 years